QUARTERLY RESULTS (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Net Sales	$ 16,503		$ 16,281		$ 17,395		$ 16,653		$ 16,079		$ 15,605		$ 16,856		$ 16,518		$ 66,832		$ 65,058		$ 65,299
Operating Income (Loss)	$ 2,587		$ 3,209		$ 3,919		$ 3,648		$ 2,900		$ 3,311		$ 3,827		$ 3,728		$ 13,363		$ 13,766		13,258
Gross Margin Percent of Net Sales	45.00%		48.50%		49.90%		50.30%		48.20%		49.60%		50.60%		50.80%		48.50%		49.80%
NET EARNINGS:
Net Earnings from Continuing Operations	$ 1,890		$ 2,540		$ 2,561		$ 2,870		$ 2,202		$ 2,556		$ 2,561		$ 2,875		$ 9,861		$ 10,194		10,027
Net Earnings/(Loss) from Discontinued Operations	0		0		0		0		0		0		5,335		(118)		0		5,217		577
Net Earnings Attributable to Procter & Gamble	$ 1,891		$ 2,511		$ 2,495		$ 2,853		$ 2,215		$ 2,522		$ 7,875		$ 2,714		$ 9,750		$ 15,326		$ 10,508
DILUTED NET EARNINGS PER COMMON SHARE
Earnings from Continuing Operations, Per Diluted Share	$ 0.72	[1]	$ 0.95	[1]	$ 0.93	[1]	$ 1.06	[1]	$ 0.82	[1]	$ 0.93	[1]	$ 0.93	[1]	$ 1.00	[1]	$ 3.67	[1],[2]	$ 3.69	[1],[2]	$ 3.49	[2]
Earnings/(Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	1.95	[1]	(0.04)	[1]	0.00	[1],[2]	1.90	[1],[2]	0.20	[2]
Earnings Per Share, Diluted	$ 0.72	[1]	$ 0.95	[1]	$ 0.93	[1]	$ 1.06	[1]	$ 0.82	[1]	$ 0.93	[1]	$ 2.88	[1]	$ 0.96	[1]	$ 3.67	[1],[2],[3]	$ 5.59	[1],[2],[3]	$ 3.69	[2],[3]

[1]	Diluted net earnings per share is calculated on Net earnings attributable to Procter & Gamble.
[2]	Basic net earnings per common share and Diluted net earnings per common share are calculated on Net earnings attributable to Procter & Gamble.
[3]	Net earnings per share are calculated on Net earnings attributable to Procter & Gamble.